PRODUCT WARRANTIES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at the beginning of the year	$ 2,882	$ 2,846	$ 2,846	$ 1,977
Accruals for warranties issued	4,369	2,270	3,966	3,729
Warranty liabilities assume in GLI Acquisition			118
Less: Settlements made (in cash or in kind)	(3,825)	(2,501)	(4,048)	(2,860)
Balance at the end of the year	$ 3,426	$ 2,615	2,882	2,846
Less: Current portion of accrued warranty costs			(2,705)	(2,663)
Accrued warranty costs - less current portion			$ 177	$ 183